Income Taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income (loss) before tax	$ 202,320	$ (29,880)	$ 585,298
Multiplied by the statutory income tax rates	26.56%	26.59%	26.60%
Tax expenses income at applicable tax rate	$ 53,736	$ (7,945)	$ 155,689
Income tax recorded at rates different from the Canadian tax rate	(13,017)	(10,823)	(9,833)
Permanent differences	(6,760)	50,458	(36,241)
Effect on deferred tax balances due to changes in income tax rates	(2,829)	(427)	(2,120)
Effect of temporary differences not recognized as deferred tax assets	(16,681)	35,416	(25,789)
Previously unrecognized tax losses and credits		(6,110)
Other	673	487	(1,461)
Tax expense	$ 15,122	$ 61,056	$ 80,245
Effective income tax rate	7.47%	(204.34%)	13.71%